COMMITMENT AND CONTINGENCIES (Details)																		3 Months Ended	4 Months Ended	9 Months Ended	12 Months Ended
	Oct. 23, 2025 USD ($) $ / shares shares	Sep. 10, 2025 USD ($)	Sep. 05, 2025 USD ($) $ / shares shares	Aug. 18, 2025 USD ($)	Jul. 23, 2025 USD ($) $ / shares shares	Jul. 21, 2025 USD ($)	Jun. 12, 2025 USD ($)	Dec. 09, 2024	Dec. 04, 2024 USD ($) $ / shares shares	Oct. 09, 2024 USD ($)	Sep. 29, 2024 USD ($)	Sep. 26, 2024	Sep. 25, 2024	Apr. 04, 2024 USD ($)	Mar. 29, 2024 USD ($) $ / shares	Apr. 12, 2023 USD ($)	Oct. 12, 2021 USD ($) $ / shares shares	Sep. 30, 2025 USD ($) item $ / shares	Sep. 12, 2025 USD ($)	Sep. 30, 2025 USD ($) item $ / shares shares	Dec. 31, 2024 USD ($) item $ / shares shares	Aug. 12, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($)
COMMITMENTS AND CONTINGENCIES
Maximum number of demands for registration of securities | item																		3		3	3
Granted underwriters option term																				45 days	45 days
Purchase price, per unit | $ / shares																		$ 10.05		$ 10.05	$ 10.05
Deferred underwriting commissions																		$ 6,050,000		$ 6,050,000	$ 6,050,000		$ 6,050,000
Working capital financing		$ 100,000																50,000		50,000
Benefit from credit loss																		200,000		350,000
Account receivable related to a target delay charge																		2,471,333		2,471,333	500,000
Net of allowance																		2,471,333		2,471,333	$ 500,000		$ 500,000
Share price | $ / shares			$ 11.50		$ 11.50				$ 11.5													$ 11.5
Aggregate investment									$ 4,997,200													$ 2,585,200
Addition of common stock converted | shares			782,365		782,365				434,539
Percentage of common stock converted			94.00%		94.00%				94.00%
Number of shares held in escrow | shares			735,423		735,423				408,466
Repayments of debt																				480,000
Extension Promissory Note
COMMITMENTS AND CONTINGENCIES
Repayments of debt		480,000		$ 480,000
Sponsor | Founder Shares
COMMITMENTS AND CONTINGENCIES
Percentage of escrowed sponsor shares												25.00%	50.00%
Sponsor | Extension Promissory Note
COMMITMENTS AND CONTINGENCIES
Repayments of debt				280,000
AERKOMM Inc
COMMITMENTS AND CONTINGENCIES
Partial repayment		300,000					$ 670,000												$ 150,000
Working capital financing							520,000											50,000		50,000
Share price | $ / shares									$ 11.5						$ 11.5
PIPE and SAFE minimum investment amount															$ 65,000,000
PIPE minimum investment amount															45,000,000
SAFE minimum investment amount															15,000,000
Aggregate investment			$ 8,997,200		$ 8,997,200				$ 4,997,200													$ 2,600,000
Addition of common stock converted | shares									434,539
Percentage of common stock converted									94.00%
Number of shares held in escrow | shares									408,466
Closing from safe investment						$ 1,500,000
Proceeds from SAFE Note Agreement for working capital		$ 100,000					520,000
SAFE note agreement accounts receivable							452,500
Late fees							$ 12,500
Capital expenditure incurred																			130,000
Gain on recovery of bad debt																			$ 520,000
Amortized amount																				570,000
Working capital financing repayment				150,000
Bridge financing repayment				$ 130,000
Repayment of working capital																		$ 200,000		200,000
Repayment of promissory notes																				$ 200,000
Cantor Fitzgerald & Co
COMMITMENTS AND CONTINGENCIES
Deferred underwriting fee to be forfeited														$ 6,475,000
Aggregate original deferred fee														1,995,000
Odeon Capital Group LLC
COMMITMENTS AND CONTINGENCIES
Deferred underwriting fee to be forfeited														2,775,000
Aggregate original deferred fee														$ 855,000
Benchmark, non-exclusive PIPE placement agent | AERKOMM Inc
COMMITMENTS AND CONTINGENCIES
Percentage of gross proceeds of equity											5.00%
Percentage of gross proceeds of equity and equity linked securities raised in a private placement										2.50%	2.50%
Placement agent, fee										$ 400,000	$ 400,000
PIPE And SAFE Investment										$ 35,000,000	35,000,000
Percentage of gross sale proceed								3.00%
Fee reduction agreement
COMMITMENTS AND CONTINGENCIES
Deferred underwriting commissions																$ 12,100,000
Total amount of reduction																8,100,000
Fee reduction agreement | Target at a pre-money valuation above $100 million
COMMITMENTS AND CONTINGENCIES
Deferred underwriting commissions																$ 12,100,000
Percentage of aggregate deferred underwriting commissions forfeit																66.94%
Total amount of reduction																$ 6,050,000
Minimum pre money valuation																$ 100,000,000
Fee reduction agreement | Target at a pre-money valuation above $100 million | Minimum
COMMITMENTS AND CONTINGENCIES
Percentage of aggregate deferred underwriting commissions forfeit																50.00%
Subsequent event
COMMITMENTS AND CONTINGENCIES
Share price | $ / shares	$ 11.5
Addition of common stock converted | shares	782,365
Percentage of common stock converted	94.00%
Number of shares held in escrow | shares	735,423
Subsequent event | AERKOMM Inc
COMMITMENTS AND CONTINGENCIES
Aggregate investment	$ 8,997,200
Over Allotment
COMMITMENTS AND CONTINGENCIES
Number of units issued | shares																	3,000,000			3,000,000	3,000,000
Purchase price, per unit | $ / shares																	$ 10
Aggregate purchase price																	$ 30,000,000
Deferred fee per unit | $ / shares																		$ 0.7		$ 0.7	$ 0.7
Aggregate deferred underwriting fee payable																				$ 12,100,000	$ 12,100,000
Working capital loans warrant
COMMITMENTS AND CONTINGENCIES
Deferred fee per unit | $ / shares																		$ 0.5		$ 0.5	$ 0.5
Initial Public Offering
COMMITMENTS AND CONTINGENCIES
Number of units issued | shares																	23,000,000
Purchase price, per unit | $ / shares																	$ 10
Underwriting cash discount per unit | $ / shares																				$ 0.2	$ 0.2
Aggregate underwriter cash discount																				$ 4,000,000	$ 4,000,000
Initial Public Offering | Fee reduction agreement
COMMITMENTS AND CONTINGENCIES
Deferred underwriting commissions																$ 12,100,000
Private Placement
COMMITMENTS AND CONTINGENCIES
PIPE investment, consideration to be received on transaction															$ 35,000,000
Share price | $ / shares															$ 11.5
Private Placement | Benchmark, non-exclusive PIPE placement agent
COMMITMENTS AND CONTINGENCIES
PIPE investment, consideration to be received on transaction											30,000,000
Private Placement | Benchmark, non-exclusive PIPE placement agent | AERKOMM Inc
COMMITMENTS AND CONTINGENCIES
PIPE investment, consideration to be received on transaction											$ 30,000,000
Private Placement | Within 20 Business Days Of Merger Agreement | AERKOMM Inc
COMMITMENTS AND CONTINGENCIES
SAFE investment, consideration to be received on transaction															$ 5,000,000
Threshold number of business days from date of merger agreement for completion of SAFE investment															20 days
Private Placement | Within 40 Business Days Of Merger Agreement | AERKOMM Inc
COMMITMENTS AND CONTINGENCIES
SAFE investment, consideration to be received on transaction															$ 5,000,000
Threshold number of business days from date of merger agreement for completion of SAFE investment															40 days
Private Placement | Within 60 Business Days Of Merger Agreement | AERKOMM Inc
COMMITMENTS AND CONTINGENCIES
SAFE investment, consideration to be received on transaction															$ 5,000,000
Threshold number of business days from date of merger agreement for completion of SAFE investment															60 days